DEBT OBLIGATIONS (Financial Covenant Requirements) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
AUM, as defined	$ 45,964,000,000
Consolidated Leverage Ratio	0.22
Consolidated Interest Coverage Ratio	101.89
Number of trailing quarters in calculation of Consolidated Leverage Ratio	12 years
Number of trailing quarters used in the calculation of the Consolidated Interest Coverage Ratio	12 years
Minimum [Member]
Debt Instrument [Line Items]
Assets under management, covenant requirement	25,000,000,000
AUM, as defined	$ 25,000,000,000.0
Consolidated Leverage Ratio	2.00
Consolidated interest coverage ratio, covenant requirement	4.00
Consolidated Interest Coverage Ratio	4.00
Maximum [Member]
Debt Instrument [Line Items]
Consolidated leverage ratio, covenant requirement	2.00